TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES
In the ordinary course of business, the Company may enter into transactions with directors, principal officers, their immediate families, and affiliated companies in which they are principal shareholders (commonly referred to as related parties). The Company has transactions with the securitization vehicles and other Financing Vehicles which are also related parties.

As of December 31, 2024, the total fee receivables from related parties are $99.4 million, which consist of $79.0 million from securitization vehicles and $20.4 million from other Financing Vehicles. As of December 31, 2023, the total fee receivables from related parties are $84.8 million, which consists of $78.4 million from securitization vehicles and $6.3 million from other Financing Vehicles.

As of December 31, 2024 and 2023, prepaid expenses and other assets include amounts due from related parties of $15.2 million and $7.9 million, respectively, all of which were attributable to Financing Vehicles. For the year ended December 31, 2024, the Company purchased approximately $39.9 million of loan principal from the Financing Vehicles. For the year ended December 31, 2023, the Company did not purchase assets from the Financing Vehicles. For the year ended December 31, 2022, the Company purchased approximately $29.6 million of loan principal from the Financing Vehicles.

For the year ended December 31, 2024, the total revenue from related parties is $679.1 million, which consists of $639.4 million from securitization vehicles and $39.7 million from other Financing Vehicles. For the year ended December 31, 2023, the total revenue from related parties is $622.2 million, which consists of $569.8 million from securitization vehicles and $52.4 million from other Financing Vehicles. For the year ended December 31, 2022, the total revenue from related parties is $653.5 million, which consists of $492.1 million from securitization vehicles and $161.4 million from other Financing Vehicles.

Series A Preferred Shares Purchase Agreement

On April 14, 2023, the Company entered into a Preferred Shares Purchase Agreement (the “Purchase Agreement”) with Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. and Oak HC/FT Partners V-B, L.P (together, the “Investor”) to purchase 5,000,000 shares of Series A Convertible Preferred Shares of the Company, no par value (the “Preferred Shares”), for an aggregate purchase price of $75 million. On May 25, 2023, the Company closed the transaction.

The Investor is affiliated with Oak HC/FT Partners II, L.P. (“Oak”), an entity that held approximately 12% of the Class A Ordinary Shares, and approximately 3% of the voting power of the Company as of the date of the Purchase Agreement. Mr. Dan Petrozzo, a member of the Pagaya Board and the Audit Committee of the Pagaya Board, is a partner at Oak.